UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2001
                                                   -----------------
Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/29/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  47
                                                 --------------------

Form 13F Information Table Value Total:                $155812
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     3793    94479 SH       SOLE      NONE          100%
Abbott Labs                    COM              002824100     1224    25943 SH       SOLE      NONE          100%
Alza Corp.                     COM              022615108      776    19150 SH       SOLE      NONE          100%
American Express               COM              025816109     3091    74845 SH       SOLE      NONE          100%
American Intl.                 COM              026874107     1561    19387 SH       SOLE      NONE          100%
American Standard              COM              029712106     1790    30300 SH       SOLE      NONE          100%
American Tel. & Tel.           COM              001957109      490    22996 SH       SOLE      NONE          100%
Amgen Inc                      COM              031162100     2465    40955 SH       SOLE      NONE          100%
Anadarko Petroleum             COM              032511107     2338    37244 SH       SOLE      NONE          100%
Bank of America Corp           COM              060505104     2350    42915 SH       SOLE      NONE          100%
Bear Stearns Co.               COM              073902108     3275    71592 SH       SOLE      NONE          100%
Biomet, Inc.                   COM              090613100     1219    30959 SH       SOLE      NONE          100%
CSG Systems                    COM              126349109     4394   106687 SH       SOLE      NONE          100%
Camden Property Trust          COM              133131102     1254    37725 SH       SOLE      NONE          100%
Charter Communications         COM              16117M107      880    38887 SH       SOLE      NONE          100%
Cisco Systems Inc              COM              17275r102     1287    81390 SH       SOLE      NONE          100%
Citigroup                      COM              172967101     4008    89108 SH       SOLE      NONE          100%
Colonial Properties            COM              195872106     2579    96060 SH       SOLE      NONE          100%
Comcast Class A                COM              200300200     4728   112735 SH       SOLE      NONE          100%
Commercial Net Lease           COM              202218103     1269   107550 SH       SOLE      NONE          100%
Convergys Corp                 COM              212485106     3969   110045 SH       SOLE      NONE          100%
Developers Diversified         COM              251591103      996    67780 SH       SOLE      NONE          100%
Duke-Weeks Realty              COM              264411505     2114    91300 SH       SOLE      NONE          100%
EMC Corp                       COM              268648102     3458   117635 SH       SOLE      NONE          100%
El Paso Corp                   COM              283905107     1188    18198 SH       SOLE      NONE          100%
Electronics For Imaging        COM              286082102      820    33300 SH       SOLE      NONE          100%
Expeditors Inc                 COM              302130109      464     9200 SH       SOLE      NONE          100%
Express Scripts                COM              302182100     2323    26800 SH       SOLE      NONE          100%
Fannie Mae                     COM              313586109     3752    47130 SH       SOLE      NONE          100%
First Industrial Realty        COM              32054K103     1749    55290 SH       SOLE      NONE          100%
Freddie Mac                    COM              313400301     1106    17055 SH       SOLE      NONE          100%
Gables Residential             COM              362418105     2016    69505 SH       SOLE      NONE          100%
General Electric               COM              369604103     3306    78980 SH       SOLE      NONE          100%
Guidant Corp                   COM              401698105     2040    45340 SH       SOLE      NONE          100%
Halliburton Co                 COM              406216101      782    21275 SH       SOLE      NONE          100%
Hewlett - Packard              COM              428236103     1223    39117 SH       SOLE      NONE          100%
Home Depot                     COM              437076102      710    16482 SH       SOLE      NONE          100%
Honeywell Int'l                COM              438516106     1143    28020 SH       SOLE      NONE          100%
Int'l Business Mach.           COM              459200101     3178    33045 SH       SOLE      NONE          100%
J.P. Morgan Chase              COM              46625H100     3296    73422 SH       SOLE      NONE          100%
Johnson & Johnson              COM              478160104     3302    37751 SH       SOLE      NONE          100%
Lehman Brothers                COM              524908100     1607    25632 SH       SOLE      NONE          100%
Liberty Media Group            COM              001957208     1664   118828 SH       SOLE      NONE          100%
Liberty Property Tr            COM              531172104     2212    78320 SH       SOLE      NONE          100%
Lilly (Eli) & Co.              COM              532457108     3188    41580 SH       SOLE      NONE          100%
Lowe's Companies               COM              548661107     4155    71093 SH       SOLE      NONE          100%
MGIC Investment Corp           COM              552848103     3878    56685 SH       SOLE      NONE          100%
Macerich                       COM              554382101     1952    88930 SH       SOLE      NONE          100%
Mack-Cali Realty Corp          COM              554489104     2235    82775 SH       SOLE      NONE          100%
Masco Corp.                    COM              574599106      873    36175 SH       SOLE      NONE          100%
Men's Wearhouse                COM              587118100     3598   166739 SH       SOLE      NONE          100%
Merck & Co.                    COM              589331107      945    12450 SH       SOLE      NONE          100%
Merrill Lynch Inc.             COM              590188108     1376    24830 SH       SOLE      NONE          100%
Motorola Inc.                  COM              620076109      535    37550 SH       SOLE      NONE          100%
Nokia                          COM              654902204     2597   108204 SH       SOLE      NONE          100%
Nortel                         COM              656568102     1670   118837 SH       SOLE      NONE          100%
Nova Corp                      COM              669784100      680    36900 SH       SOLE      NONE          100%
Oracle Systems                 COM              68389X105     1320    88092 SH       SOLE      NONE          100%
Pepsico Inc.                   COM              713448108     3712    84465 SH       SOLE      NONE          100%
Pfizer Inc                     COM              717081103     3123    76252 SH       SOLE      NONE          100%
Pharmacia Corp                 COM              717134102      467     9275 SH       SOLE      NONE          100%
Procter & Gamble               COM              742718109      300     4785 SH       SOLE      NONE          100%
Royal Dutch Shell              COM              780257804      618    11150 SH       SOLE      NONE          100%
Schering-Plough                COM              806605101     1949    53340 SH       SOLE      NONE          100%
Schlumberger Ltd               COM              806857108      259     4500 SH       SOLE      NONE          100%
Simon Property Group           COM              828806109     2273    88795 SH       SOLE      NONE          100%
St. Jude Medical Inc           COM              790849103      478     8875 SH       SOLE      NONE          100%
Storage USA                    COM              861907103      749    23000 SH       SOLE      NONE          100%
Sun Microsystems               COM              866810203     1941   126268 SH       SOLE      NONE          100%
Sungard Data Systems           COM              867363103     3339    67815 SH       SOLE      NONE          100%
TJX Companies Inc              COM              872540109      230     7200 SH       SOLE      NONE          100%
Teleflex                       COM              879369106     1926    47038 SH       SOLE      NONE          100%
Telefonica De Espana           COM              879382208      663    13850 SH       SOLE      NONE          100%
Texaco Inc.                    COM              881694103     1156    17411 SH       SOLE      NONE          100%
Tyco Intl Ltd                  COM              902124106     5399   124884 SH       SOLE      NONE          100%
U.S. Bancorp                   COM              902973304      204     8784 SH       SOLE      NONE          100%
Wells Fargo                    COM              949746101     1287    26012 SH       SOLE      NONE          100%
Werner Industries              COM              950755108     1892   110485 SH       SOLE      NONE          100%
WorldCom                       COM              98157D106     1656    88631 SH       SOLE      NONE          100%